Assets held for sale	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Assets held for sale	Assets held for sale
On August 9, 2024, the Company entered into an agreement to sell its renewable energy business (excluding hydro) to LS Buyer. Subsequent to year-end, on January 8, 2025 the Company completed the Renewables Sale for proceeds of $2,092,764, after subtracting taxes, transaction fees and other preliminary closing adjustments.
The Renewables sale was classified as held for sale and as discontinued operations in the third quarter of 2024. No adjustments were made to the historical activity within the consolidated statements of comprehensive income (loss), consolidated statements of cash flows or the consolidated statements of changes in equity. Unless otherwise noted, the notes to these consolidated financial statements exclude amounts related to discontinued operations for all periods presented.
24.Assets held for sale (continued)
(a)Assets held for sale and associated liabilities
The following table presents the carrying values of the major classes of assets held for sale and liabilities associated with assets held for sale included in AQN’s consolidated balance sheets:

(thousands of U.S. dollars)	December 31,	December 31,
	2024	2023
ASSETS HELD FOR SALE
Current assets
Cash and cash equivalents	$56,673	$31,091
Trade and other receivables, net	85,386	122,754
Supplies and consumables inventory	4,201	4,726
Prepaid expenses	8,622	16,140
Derivatives instruments	4,310	5,336
Other assets	7,321	7,261
	166,513	187,308
Non-current assets
Property, plant and equipment, net	3,219,776	3,390,677
Intangible assets, net	15,644	21,474
Long-term investments
Long-term investment carried at fair value	—	88,676
Other long-term investments	277,634	474,211
Derivative instruments	3,611	3,122
Deferred income taxes	—	6,907
Other assets	12,458	14,590
	3,529,123	3,999,657
Total assets held for sale	3,695,636	4,186,965

LIABILITIES ASSOCIATED WITH ASSETS HELD FOR SALE
Current liabilities
Accounts payable	$23,048	$30,005
Accrued liabilities	106,733	74,181
Other long-term liabilities	756	1,068
Derivative instruments	22,424	14,206
	152,961	119,460
Non-current liabilities
Long-term debt (a)	1,348,727	1,015,875
Deferred income taxes	—	12,638
Derivative instruments	98,513	69,990
Pension and other post-employment benefits obligation	228	157
Other long-term liabilities	126,866	155,655
	1,574,334	1,254,315

Total liabilities associated with assets held for sale	$1,727,295	$1,373,775
As of December 31, 2024, the non-controlling interests - tax equity partnership units balance is $700,302 (2023 - $715,333), the other non-controlling interests balance is $291,677 (2023 - $277,203), the non-controlling interest, held by related parties balance is $nil (2023 - $1,912) and the redeemable non-controlling interest balance is $5,000 (2023 - $5,000).
24.Assets held for sale (continued)
(b)Net income (loss) from discontinued operations
The following table presents the results of the discontinued operations, which are included in loss from discontinued operations, net of tax in AQN’s consolidated statements of operations:

(thousands of U.S. dollars)	Years ended December 31
	2024	2023
Revenue
Non-regulated energy sales	$276,083	$261,992
Other revenue	63,647	32,099
	339,730	294,091

Operating expenses	192,942	146,902
Non-regulated energy purchased	5,419	18,969
Depreciation and amortization	80,992	112,917
Asset impairment charge	—	22,011
Loss (gain) on foreign exchange	12,485	(5,300)
	$291,838	295,499
Operating income (loss) from discontinued operations	47,892	(1,408)
Interest expense	(55,369)	(45,216)
Income (loss) from long-term investments	(89,913)	371
Loss on derivative financial instruments	(130,665)	—
Loss on classification as held for sale	(1,357,343)	—
Other net losses	(49,164)	(11,183)
Pension and other post-employment non-service costs	(61)	(54)
Loss before income taxes	(1,634,623)	(57,490)
Income tax recovery	128,347	49,245
Loss from discontinued operations	(1,506,276)	(8,245)
Add: Net loss attributable to non-controlling interest	$60,456	$51,362
Net income (loss) from discontinued operations attributable to AQN	$(1,445,820)	$43,117
The Discontinued Operations’ held for sale assets include pre-tax impairments of $1,357,343 for the period ended December 31, 2024. The impairment was recorded to write-down the carrying amount of the property, plant and equipment based on the sale consideration. These losses were included in loss from discontinued operations, net of tax in AQN’s consolidated statements of operations. The impairment will be updated, if necessary, for any post-closing adjustments. In addition, hedge accounting was discontinued on all derivative financial instruments as the forecasted transactions being hedged are no longer probable. As a result, a loss of $94,593 was reclassified from accumulated other comprehensive income to Loss from Discontinued Operations, net of tax in AQN’s consolidated statements of operations as of December 31, 2024.
The consideration from the sale included an earn-out component, the fair value of which was determined based on the expected cash flows from certain wind assets. These future cash flows have been discounted to reflect their current present values and recorded as contingent consideration on the consolidated balance sheets.
24.Assets held for sale (continued)
(c)Cash flows from discontinued operations
AQN has elected not to separately disclose discontinued operations on AQN’s consolidated statements of cash flows. The following table summarizes AQN’s cash flows from discontinued operations.

	Years ended December 31
	2024	2023
Cash flows provided by (used in)
Operating activities (1)	$121,295	$128,464
Investing activities	(196,028)	(225,108)
(1) For the year ended December 31, 2024, operating activities include net changes in non-cash operating items of $13,912 (2023 - $(779)).
(d)Long-term debt
Long-term debt classified as held for sale consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		December 31,	December 31,
					2024	2023
Senior unsecured revolving credit facilities	—	2027	N/A		$180,712	$262,609
U.S. dollar borrowings
Senior secured project notes	5.75%	2025		$475,032	475,148	—
Canadian dollar borrowings
Senior unsecured notes (i)(ii)	3.75%	2027-2031	C$	1,000,000	692,832	753,266
					$1,348,692	$1,015,875
(i)Discontinuation of hedge accounting
The Canadian dollar debt within the Company’s former renewable energy group (excluding hydro) and the related cross-currency interest rate swaps were classified as held for sale. A C$700,000 portion of the Canadian dollar debt was hedged using cross-currency interest rate swaps that were designated as cash flow hedges. Hedge accounting was discontinued on the cross-currency interest rate swaps when the former renewable energy group (excluding hydro) was classified as held for sale as the forecasted transaction being hedged was no longer probable. As a result, a loss of $16,685, net of tax was recorded in loss from discontinued operations due to the reclassification of the cash flow hedge reserve from OCI into earnings.
(ii)Early extinguishment of debt
Subsequent to year-end, on January 7, 2025, the Renewable energy group announced its intent to extinguish its outstanding Canadian Senior unsecured notes of C$1,000,000 in full and repay all outstanding principal and accrued interest amounts as of the redemption date. The outstanding Canadian Senior unsecured notes were repaid in full on February 6, 2025.